LEASING (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of right-of-use assets recognized	As of December 31, 2024, TORM had recognized the following right-of-use assets:

USDm	Land and buildings	Other plant and operating equipment
Cost:
Balance as of January 01, 2024	14.6	1.5
Exchange rate adjustments	(0.2)	—
Additions	5.6	—
Disposals	(2.4)	(0.3)
Balance as of December 31, 2024	17.6	1.2

Depreciation:
Balance as of January 01, 2024	9.1	0.7
Exchange rate adjustment	0.2	—
Disposals	(2.3)	(0.3)
Depreciation for the year	2.5	0.3
Balance as of December 31, 2024	9.5	0.7

Carrying amount as of December 31, 2024	8.1	0.5

USDm	Land and buildings	Other plant and operating equipment
Cost:
Balance as of January 01, 2023	12.0	1.3
Exchange rate adjustments	(0.2)	0.1
Additions	4.4	0.1
Disposals	(1.6)	—
Balance as of December 31, 2023	14.6	1.5

Depreciation:
Balance as of January 01, 2023	8.2	0.4
Exchange rate adjustments	—	(0.1)
Disposals	(1.6)	—
Depreciation for the year	2.5	0.4
Balance as of December 31, 2023	9.1	0.7

Carrying amount as of December 31, 2023	5.5	0.8

USDm	Land and buildings	Other plant and operating equipment
Cost:
Balance as of January 01, 2022	10.9	0.7
Exchange rate adjustments	(0.3)	—
Additions	0.3	0.1
Additions from business combinations	1.1	0.9
Disposals	—	(0.4)
Balance as of December 31, 2022	12.0	1.3

Depreciation:
Balance as of January 01, 2022	6.1	0.5
Disposals	—	(0.3)
Depreciation for the year	2.3	0.2
Balance as of December 31, 2022	8.2	0.4

Carrying amount as of December 31, 2022	3.8	0.9

Schedule of the nature of the Group's leasing activities by type of right-of-use asset recognized on the balance sheet	The table below describes the nature of the Group’s leasing activities by type of right-of-use assets recognized on the balance sheet as of
December 31, 2024:

	Land and buildings		Other plant and operating equipment
No. of right-of-use assets leased	16		6
Range of remaining term	0 - 5	years	0 - 2	years
Average remaining lease term	2.7	years	2.1	years
No. of leases with extension options	12		6
No. of leases with options to purchase	0		1
No. of leases with termination options	12		8

Schedule of maturity analysis of lease liabilities

USDm	2024	2023	2022
Maturity analysis - contractual undiscounted cash flow
Less than one year	3.1	2.9	2.7
One to five years	7.2	4.7	2.6
More than five years	—	—	—
Total undiscounted lease liabilities as of December 31	10.3	7.6	5.3

Lease liabilities included under “Borrowings” as of December 31	8.6	6.6	5.0

Non-current	6.4	4.1	2.5
Current	2.2	2.5	2.5